Property, plant and equipment - Carrying Amount (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	€ 126,321	€ 154,252
Installation and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment Fully Owned	111,220
Right-of-use assets	15,101
Total property, plant and equipment	€ 126,321
Furniture, fixtures & vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment Fully Owned		126,726
Right-of-use assets		27,526
Total property, plant and equipment		€ 154,252